7. LONG-TERM LOANS, NET	12 Months Ended
Dec. 31, 2018
Long-term Loans Net
LONG-TERM LOANS, NET
	December 31,	December 31,
	2018	2017
	RMB	RMB

Long-term loans	360,301	─
Less: Provision for credit losses	(337,280)	─

Long-term loans, net	23,021	─